Consolidated Balance Sheets (Unaudited) (Parentheticals) - $ / shares		Dec. 31, 2024	Jun. 30, 2024
Statement of Financial Position [Abstract]
Common stock, par value (in Dollars per share)	[1]	$ 0.0016	$ 0.0016
Common stock, shares authorized	[1]	500,000,000	500,000,000
Common stock, shares issued	[1]	3,112,500	1,687,500
Common stock, shares outstanding	[1]	3,112,500	1,687,500

[1]	Giving retroactive effect to the 1-for-16 reverse share split effected on November 19, 2024.